Other administrative expenses - Remuneration to auditors (Details) - SEK SEK in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Auditor's remuneration [abstract]
Audit fee	SEK (8)	SEK (10)	SEK (10)
Audit related fee	0	0	0
Tax related fee	0	0	0
Other fees	(1)	(1)	(1)
Total	SEK (9)	SEK (11)	SEK (11)